Fair Value Measurements - Schedule of Additional Information about Assets Measured at Fair Value on a Recurring Basis (Detail) - Unobservable Inputs (Level 3) [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Thera Warrant	$ 5	$ 5
Balance, end of period	$ 5	$ 5